Lease liabilities - Changes in lease liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Balance at beginning of the year	R 319	R 281	R 326
New leases and modifications	144	45	67
Lease liabilities on acquisition of subsidiaries	315	120	0
Repayment of lease liabilities	(263)	(163)	(142)
Interest charge	43	31	29
Foreign currency translation	24	5	1
Balance at end of the year	582	319	281
Current portion of lease liabilities	(198)	(111)	(104)
Non-current lease liabilities	R 384	R 208	R 177